Commitments and Contingencies (Details) (USD $)	12 Months Ended
	Dec. 31, 2013 item	Dec. 31, 2012
Commitments and Contingencies
Number of additional lease periods	1
Period of additional lease term at fixed escalation amounts	5 years
Rental expense	$ 781,000	$ 742,000
Future minimum payments under operating leases
2014	778,226
2015	789,717
2016	805,512
2017	821,622
2018	68,581
Total minimum future rental payments	$ 3,263,658